INVENTORIES - Movements in the provision for impairment of inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Movements in the provision for impairment of inventories
As at January 1,		¥ (20,459,668)
As at December 31,	$ (2,803,214)	(19,515,420)	¥ (20,459,668)
Inventories pledged for bank and other borrowings		0	0
Provision for impairment
Movements in the provision for impairment of inventories
As at January 1,		811,197	457,252
Provision for impairment of inventories		(1,503,406)	(2,413,098)
Disposal of subsidiaries		(772)
Reversal arising from increase in net realizable value		(340,134)	(165,510)
Written off upon sales of inventories		(1,413,631)	(1,893,643)
As at December 31,		¥ 560,066	¥ 811,197